Note 4 - Other Receivables (10K) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Details of Other Receivables [Table Text Block]
	June 30,	December 31,
	2024	2023
Other receivables	$195	$196
Allowance for doubtful receivables	(112)	(112)
Total	$83	$84

	December 31
	2023	2022
Other receivables	$196	$131
Allowance for doubtful receivables	(112)	(112)
Total	$84	$19